Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity
Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2022 7,866,589 $ 3.07
Granted 1,750,000 4.54
Vested
(2,822,753)
3.05
Outstanding as of December 31, 2023
6,793,836 $
3.45
Granted 2,300,000 2.96
Vested
(2,996,334)
3.38
Outstanding as of December 31, 2024
6,097,502 $
3.30
Granted 2,000,000 1.84
Vested (3,134,365) 3.37
Outstanding as of December 31, 2025 4,963,137 $ 2.67